Derivative instruments liability (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015
Derivative Liability {1}
Derivative Liability - Warrants	$ 157,743	$ 0
Derivative Liability - Convertible notes	136,090	0
Derivative Liability - Total	293,833	$ 0
Gain on Derivative Liability
Gain on Derivative Liability - Warrants	(157,743)
Gain on Derivative Liability - Convertible notes	(136,090)
Gain on Derivative Liability - Total	(293,833)
Amount allocated to note discount at inception	92,000
Amount allocated to equity at inception	205,526
Company has recorded a gain on derivative instruments	$ 3,693